Restructuring (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring accruals	$ 726,000	$ 10,606,000	$ 4,924,000
Employee Related
Restructuring Cost and Reserve [Line Items]
Restructuring accruals	726,000	9,782,000	2,321,000
Contract and Other Related
Restructuring Cost and Reserve [Line Items]
Restructuring accruals	0	511,000	137,000
2014 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring charges	37,100,000
2014 Restructuring | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	26,400,000
2014 Restructuring | Selling and marketing
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2,400,000
2014 Restructuring | General, administrative, restructuring, integration, and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	8,300,000
2014 Restructuring | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring charges	6,400,000
2014 Restructuring | Fixed Asset Abandonment Charges
Restructuring Cost and Reserve [Line Items]
Restructuring charges	19,600,000
2014 Restructuring | Intangible Asset Abandonment Charges
Restructuring Cost and Reserve [Line Items]
Restructuring charges	8,700,000
2014 Restructuring | Contract Termination
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2,400,000
2011 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring accruals	726,000	10,606,000
Cumulative restructuring costs	234,600,000
2011 Restructuring | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges		40,600,000
2011 Restructuring | General, administrative, restructuring, integration, and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges		78,100,000	41,000,000
2011 Restructuring | Employee Related
Restructuring Cost and Reserve [Line Items]
Cumulative restructuring costs	56,400,000
2011 Restructuring | Employee Related | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges		3,500,000
2011 Restructuring | Employee Related | General, administrative, restructuring, integration, and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges		27,300,000	5,500,000
2011 Restructuring | Asset Impairment
Restructuring Cost and Reserve [Line Items]
Cumulative restructuring costs	97,700,000
2011 Restructuring | Asset Impairment | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges		25,200,000
2011 Restructuring | Asset Impairment | General, administrative, restructuring, integration, and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges		11,800,000	13,600,000
2011 Restructuring | Contract and Other Related
Restructuring Cost and Reserve [Line Items]
Cumulative restructuring costs	80,500,000
2011 Restructuring | Contract and Other Related | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges		300,000
2011 Restructuring | Contract and Other Related | General, administrative, restructuring, integration, and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges		36,900,000	18,800,000
2011 Restructuring | Contract Termination | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges		6,500,000
2011 Restructuring | Contract Termination | General, administrative, restructuring, integration, and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges		2,100,000	3,100,000
2011 Restructuring | Inventory Write Off | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges		5,100,000
Accrued liabilities | 2014 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring accruals	12,100,000
Other noncurrent liabilities | 2014 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring accruals	$ 2,600,000